UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Export and Multinational Fund
Export and Multinational
Class K

November 30, 2009

1.810713.015

EXF-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 1.2%
Johnson Controls, Inc.	1,275,000	$ 34,489
Hotels, Restaurants & Leisure - 2.5%
McDonald's Corp.	1,156,000	73,117
Internet & Catalog Retail - 6.8%
Amazon.com, Inc. (a)	861,300	117,059
Expedia, Inc. (a)	2,810,100	71,601
NetFlix, Inc. (a)	164,000	9,615
		198,275
Media - 2.6%
Naspers Ltd. Class N	400,000	14,980
The Walt Disney Co.	1,986,400	60,029
		75,009
Textiles, Apparel & Luxury Goods - 1.7%
Polo Ralph Lauren Corp. Class A	624,835	48,019
TOTAL CONSUMER DISCRETIONARY		428,909
CONSUMER STAPLES - 9.1%
Food Products - 3.4%
Nestle SA (Reg.)	2,083,132	98,454
Household Products - 2.1%
Procter & Gamble Co.	954,700	59,526
Tobacco - 3.6%
Philip Morris International, Inc.	2,175,200	104,605
TOTAL CONSUMER STAPLES		262,585
ENERGY - 11.5%
Energy Equipment & Services - 3.5%
National Oilwell Varco, Inc.	676,124	29,087
Schlumberger Ltd.	1,112,100	71,052
		100,139
Oil, Gas & Consumable Fuels - 8.0%
Anadarko Petroleum Corp.	492,500	29,319
Canadian Natural Resources Ltd.	436,600	29,149
Noble Energy, Inc.	420,200	27,418
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	1,265,500	$ 102,240
Ultra Petroleum Corp. (a)	950,500	44,664
		232,790
TOTAL ENERGY		332,929
FINANCIALS - 12.4%
Capital Markets - 2.3%
GP Investments, Ltd. unit (a)	4,321,020	21,784
Morgan Stanley	1,432,000	45,223
		67,007
Diversified Financial Services - 6.7%
CME Group, Inc.	242,400	79,563
Hong Kong Exchange & Clearing Ltd.	1,800,000	32,099
JPMorgan Chase & Co.	1,951,800	82,932
		194,594
Insurance - 3.4%
ACE Ltd.	1,010,670	49,230
Berkshire Hathaway, Inc. Class B (a)	14,366	48,169
		97,399
TOTAL FINANCIALS		359,000
HEALTH CARE - 11.6%
Health Care Equipment & Supplies - 1.8%
C. R. Bard, Inc.	632,600	52,006
Health Care Providers & Services - 2.1%
Henry Schein, Inc. (a)	530,000	26,320
Medco Health Solutions, Inc. (a)	563,700	35,603
		61,923
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)	206,346	5,968
Pharmaceuticals - 7.5%
Allergan, Inc.	983,600	57,177
Johnson & Johnson	1,418,000	89,107
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,340,880	70,785
		217,069
TOTAL HEALTH CARE		336,966
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 12.0%
Aerospace & Defense - 2.7%
Honeywell International, Inc.	1,305,500	$ 50,223
Lockheed Martin Corp.	348,500	26,915
		77,138
Building Products - 1.1%
Masco Corp.	2,369,600	32,179
Electrical Equipment - 2.0%
Cooper Industries PLC Class A	1,383,618	59,067
Machinery - 6.2%
Cummins, Inc.	1,238,800	55,622
Danaher Corp.	784,000	55,601
Deere & Co.	670,000	35,852
Ingersoll-Rand Co. Ltd.	910,000	32,187
		179,262
TOTAL INDUSTRIALS		347,646
INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 4.7%
Cisco Systems, Inc. (a)	2,665,000	62,361
QUALCOMM, Inc.	1,673,100	75,290
		137,651
Computers & Peripherals - 4.7%
Apple, Inc. (a)	365,000	72,967
Hewlett-Packard Co.	1,263,500	61,987
		134,954
Internet Software & Services - 5.9%
Google, Inc. Class A (a)	206,620	120,455
OpenTable, Inc. (c)(d)	1,213,849	32,131
Tencent Holdings Ltd.	1,000,000	18,491
		171,077
Semiconductors & Semiconductor Equipment - 3.3%
Applied Materials, Inc.	3,326,900	40,954
Taiwan Semiconductor Manufacturing Co. Ltd.	28,816,334	54,620
		95,574
Software - 1.2%
Activision Blizzard, Inc. (a)	3,169,800	36,104
TOTAL INFORMATION TECHNOLOGY		575,360
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 4.5%
Chemicals - 2.5%
Air Products & Chemicals, Inc.	535,500	$ 44,409
Monsanto Co.	365,600	29,522
		73,931
Metals & Mining - 2.0%
Agnico-Eagle Mines Ltd. (Canada)	909,800	56,717
TOTAL MATERIALS		130,648
UTILITIES - 0.9%
Gas Utilities - 0.9%
Xinao Gas Holdings Ltd.	9,972,000	25,143
TOTAL COMMON STOCKS (Cost $2,218,319)		2,799,186
Preferred Stocks - 0.6%

Convertible Preferred Stocks - 0.5%
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
Ning, Inc. Series D 8.00% (a)(f)	1,398,601	8,245
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Trion World Network, Inc. 8.00% (f)	910,747	5,001
TOTAL CONVERTIBLE PREFERRED STOCKS		13,246
Nonconvertible Preferred Stocks - 0.1%
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Slide, Inc. Series D (a)(f)	2,191,637	2,718
TOTAL PREFERRED STOCKS (Cost $25,001)		15,964
Convertible Bonds - 1.1%
	Principal Amount (000s)	Value (000s)
HEALTH CARE - 0.6%
Biotechnology - 0.6%
Amylin Pharmaceuticals, Inc. 3% 6/15/14	$ 21,300	$ 16,481
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Cogent Communications Group, Inc. 1% 6/15/27	20,748	13,797
TOTAL CONVERTIBLE BONDS (Cost $29,896)		30,278
Money Market Funds - 1.6%
	Shares
Fidelity Cash Central Fund, 0.21% (e)	45,652,963	45,653
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e)	1,258,950	1,259
TOTAL MONEY MARKET FUNDS (Cost $46,912)		46,912
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $2,320,128)		2,892,340
NET OTHER ASSETS - 0.1%		4,155
NET ASSETS - 100%		$ 2,896,495
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,964,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ning, Inc. Series D 8.00%	3/19/08	$ 10,000
Slide, Inc. Series D	1/14/08	$ 10,000
Trion World Network, Inc. 8.00%	8/22/08	$ 5,001
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 30
Fidelity Securities Lending Cash Central Fund	40
Total	$ 70
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
OpenTable, Inc.	$ 15,506	$ 17,602	$ -	$ -	$ 32,131
Total	$ 15,506	$ 17,602	$ -	$ -	$ 32,131
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 428,909	$ 428,909	$ -	$ -
Consumer Staples	262,585	262,585	-	-
Energy	332,929	332,929	-	-
Financials	367,245	359,000	-	8,245
Health Care	336,966	336,966	-	-
Industrials	347,646	347,646	-	-
Information Technology	580,361	575,360	-	5,001
Materials	130,648	130,648	-	-
Telecommunication Services	2,718	-	-	2,718
Utilities	25,143	25,143	-	-
Corporate Bonds	30,278	-	30,278	-
Money Market Funds	46,912	46,912	-	-
Total Investments in Securities:	$ 2,892,340	$ 2,846,098	$ 30,278	$ 15,964
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 15,964
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 15,964
The change in unrealized gain (loss) attributable to Level 3 securities at November 30, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $2,329,403,000. Net unrealized appreciation aggregated $562,937,000, of which $669,397,000 related to appreciated investment securities and $106,460,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2010